NONCONTROLLING INTERESTS - NONCONTROLLING INFORMATION (Details) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions							12 Months Ended
	Mar. 13, 2015 USD ($)	Mar. 13, 2015 CAD	Jan. 02, 2015 USD ($) $ / shares	Jan. 02, 2015 CAD	Jul. 01, 2014 USD ($) $ / shares shares	Jul. 01, 2014 CAD shares	Dec. 31, 2015 CAD CAD / shares shares	Dec. 31, 2014 CAD shares
NONCONTROLLING INTERESTS
Noncontrolling interests							CAD 1,300	CAD 2,015
Common shares issued							57	CAD 478
Preference Shares, Series E
NONCONTROLLING INTERESTS
Conversion rate for Class A units			100.00%	100.00%
Period for redemption at the issuers option			30 years	30 years
Liquidation price (in dollars per share) | $ / shares			$ 38.31
Trailing period for determination of liquidation price			5 days	5 days
Common shares
NONCONTROLLING INTERESTS
Shares issued, Number of Shares | shares								9,000,000
Common shares issued							0	CAD 460
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Consideration received			$ 1,000	CAD 1,100
Debt repayment amount			306	359
Enbridge Energy Partners, L.P. | Preference Shares, Series E
NONCONTROLLING INTERESTS
Equity issued			$ 694	CAD 814
Enbridge Energy Partners, L.P. | Alberta Clipper Pipeline
NONCONTROLLING INTERESTS
Investment ownership percentage transferred			66.70%	66.70%
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Noncontrolling interests							CAD 412	CAD 748
Previous ownership percentage in natural gas and midstream business					61.00%	61.00%
Current ownership percentage in natural gas and midstream business					48.00%	48.00%
Ownership interest percentage held by noncontrolling owners							80.00%	79.50%
Percent of distributions and allocations above this amount that the Company has waived rights to					2.00%	2.00%
Contributions from unitholders	$ 289	CAD 366
Shares issued, Number of Shares | shares					66,100,000	66,100,000
IDU issued | shares					1,000	1,000
Previous percentage of distributions received					48.00%	48.00%
Previous distribution threshold | $ / shares					$ 0.4950
Current percentage of distributions received					23.00%	23.00%
Current distribution threshold | $ / shares					$ 0.5435
Decrease in noncontrolling interest				CAD 304		CAD 2,363
Increase to additional paid in capital				218		1,601
Increase to deferred income taxes				CAD 86		CAD 762
Distributions to unitholders							CAD 630	CAD 504
GP interest percent in EEP	2.00%	2.00%
Limited partner interest and all incentive distribution rights of (IDR) percent in MEP					52.00%	52.00%
Ownership percentage transfer within segments					12.60%	12.60%
Consideration cash portion					$ 350	CAD 376
Enbridge Energy Partners, L.P. | Alberta Clipper Pipeline
NONCONTROLLING INTERESTS
Ownership percent before transfer			33.30%	33.30%
Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Noncontrolling interests							CAD 203	CAD 790
Ownership interest percentage held by noncontrolling owners							88.30%	88.30%
Enbridge Gas Distribution Inc.
NONCONTROLLING INTERESTS
Number of cumulative redeemable preferred shares held by third parties | shares							4,000,000
Floating adjustable cumulative cash dividends as a percentage of prime rate							80.00%
Floating adjustable cumulative cash dividend variable rate							Prime
Redemption price per share (in dollars per shares) | CAD / shares							CAD 25
Preferred shares redeemed (in shares) | shares							0
Enbridge Gas Distribution Inc. | Preference shares
NONCONTROLLING INTERESTS
Noncontrolling interests							CAD 100	CAD 100
Enbridge Gas Distribution Inc. | Common shares
NONCONTROLLING INTERESTS
Ownership percentage in subsidiary							100.00%
Renewable Energy Assets Member
NONCONTROLLING INTERESTS
Noncontrolling interests							CAD 561	351
Other Noncontrolling Interest
NONCONTROLLING INTERESTS
Noncontrolling interests							CAD 24	CAD 26